Summary of Significant Accounting Policies (Details) - Schedule of diluted loss per ordinary share - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Net loss allocable to Class A ordinary shares subject to possible redemption	$ (530,611)	$ (434,895)	$ (238,410)	$ (238,714)
Denominator:
Basic weighted average ordinary shares outstanding	12,264,433	17,250,000	5,907,100	17,250,000
Basic net loss per share	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)
Non-redeemable Ordinary Shares [Member]
Denominator:
Basic weighted average ordinary shares outstanding	4,612,500	4,612,500	4,192,636	4,612,500
Basic net loss per share	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.01)
Numerator:
Net loss allocable to non-redeemable ordinary shares	$ (199,556)	$ (116,287)	$ (169,214)	$ (63,830)